NOVEMBER 27, 2019

Summary Prospectus

BlackRock FundsSM  |  Investor A and Institutional Shares

•	BlackRock Liquid Environmentally Aware Fund

Investor A: LEAXX • Institutional: LEFXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements), reports to shareholders, and other information about the Fund, including the Fund’s statement of additional information, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated November 27, 2019, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Investment Objective

The investment objective of BlackRock Liquid Environmentally Aware Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 18 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-27 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares
Management Fee	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[2],3	0.25%	0.22%
Administration Fee	0.14%	0.14%
Miscellaneous Other Expenses[2,3]	0.11%	0.08%
Total Annual Fund Operating Expenses[3]	0.60%	0.32%
Fee Waivers and/or Expense Reimbursements[4]	(0.11)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.49%	0.24%

[1]

There is no contingent deferred sales charge (“CDSC”) on Investor A Shares purchased directly. However, a CDSC of up to 1.00% may apply to certain redemptions of the Fund’s Investor A Shares purchased in an exchange transaction for Investor A Shares of a fund advised by BlackRock or its affiliates where no initial sales charge was paid at the time of purchase of such fund (each, an “Investor A Load-Waived BlackRock Fund”) as part of an investment of $1,000,000 (lesser amounts may apply depending on the Investor A Load-Waived BlackRock Fund) or more. The Investor A Shares CDSC is only charged upon redemptions of Investor A Shares within 18 months after you originally acquired such Investor A Shares of the Investor A Load-Waived BlackRock Fund (a shorter holding period may apply depending on the Investor A Load-Waived BlackRock Fund), unless you qualify for a waiver. There is no CDSC charged on redemptions if you have owned your Investor A Shares for more than 18 months (or for a shorter holding period, as applicable) as measured from you original purchase of Investor A Shares that you exchanged into Investor A Shares of the Fund or if you purchase Investor A Shares of the Fund not through an exchange.

[2]	Miscellaneous Other Expenses are based on estimated amounts for the current fiscal year.

[3]

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the estimation of Miscellaneous Other Expenses for the current fiscal year.

[4]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 31, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.00% for Investor A Share and Institutional Shares through November 30, 2029. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor A Shares[1]	$50	$157
Institutional Shares	$25	$77

[1]

These expense figures do not reflect the imposition of the CDSC which may be deducted upon the redemption of Investor A Shares of the Fund received in an exchange transaction for Investor A Shares of an Investor A Load-Waived BlackRock Fund as described in the applicable prospectuses. No CDSC is deducted upon the redemption of Investor A Shares of the Fund that are not acquired by exchange.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

BlackRock will consider the following as part of the Fund’s environmental criteria:

∎

The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment have better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: Issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate-related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion.

∎	U.S. Government securities will be considered to have met the Fund’s environmental criteria

∎	The Fund will not invest in securities issued or guaranteed by entities:

—	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

—	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.

In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also develop and employ the use of proprietary models. While these models may use third party data, they may differ as to the inputs and the significance of those inputs being employed. BlackRock may conduct its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.

∎

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

∎

Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria. In evaluating an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

∎	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

∎

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

∎

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

∎

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

∎

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

∎

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

∎

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

∎

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

∎

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

∎

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

∎

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Fund does not have a full calendar year of operations as of the date of this prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. Information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

To obtain the Fund’s current 7-day yield, call (800) 882-0052 or visit the Fund’s website at www.blackrock.com/cash.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of the Fund each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open.

To purchase or sell shares of the Fund you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/cash. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund on the day of your purchase or your purchase order will be cancelled.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

	Investor A Shares	Institutional Shares
Minimum Initial Investment

$1,000 for all accounts except:

•  $50, if establishing an Automatic Investment Plan.

•  There is no investment minimum for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs).

•  There is no investment minimum for certain fee-based programs.

There is no minimum initial investment for:

•  Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) and state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.

•  Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Fund’s distributor to offer Institutional Shares through a no-load program or investment platform.

$2 million for individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and

	Investor A Shares	Institutional Shares
Minimum Initial Investment (continued)

insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.

$1,000 for:

•  Clients investing through Financial Intermediaries that offer such shares on a platform that charges a transaction based sales commission outside of the Fund.

•  Tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer Institutional Shares, and the family members of such persons.

Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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INVESTMENT COMPANY ACT FILE # 811-05742

SPRO-PRO-LEAF-1119